Note 10 - Stock Incentive Plan	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
10.
       Stock Incentive Plan

On
July 31, 2014,
the Board of Directors of Euroseas approved the
2014
Stock Incentive Plan (the
“2014
Plan”). The plan is administered by Euroseas' Board of Directors which could make awards totaling in aggregate up to
2,500,000
shares, respectively over
10
years after the plan's adoption date. The persons eligible to receive awards under the plan are officers, directors, and executive, managerial, administrative and professional employees of Euroseas or Eurobulk or Eurochart (collectively, “key persons”) as the Board, in its sole discretion, shall select based upon such factors as the Board shall deem relevant. Awards may
be made under the plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares. Following the Spin-off, each shareholder of Euroseas received one
share of EuroDry, for every
five
shares of Euroseas held. Awardees of the Euroseas stock incentive awards with unvested shares received unvested shares of EuroDry with the same ratio, one
share of EuroDry for every
five
shares of Euroseas out of the EuroDry Stock Incentive Plan, taking also into account that the awardees described above are common in both Euroseas and EuroDry. Shares of EuroDry issued for unvested shares of Euroseas vested on the same schedule with the original Euroseas shares.

Details of awards granted under the
2014
Plan of Euroseas, which had unvested shares as of the Spin-off date, are noted below.

a)	On
November 3, 2016
an award of
82,080
non-vested restricted shares, was made to
19
key persons of which
50%
vested on
November 1, 2017
and
50%
vested on
November 1, 2018;
awards to officers and directors amounted to
48,048
shares and the remaining
34,032
shares were awarded to employees of Eurobulk.
8,208
shares of EuroDry were issued for unvested shares of Euroseas as of the Spin-off date (
4,805
were awarded to officers and directors and
3,403
were awarded to employees of Eurobulk) and vested on
November 1, 2018.

b)	On
November 2, 2017
an award of
100,270
non-vested restricted shares, was made to
18
key persons of which
50%
vested on
July 1, 2018
and
50%
vested on
July 1, 2019;
awards to officers and directors amounted to
57,700
shares and the remaining
42,570
shares were awarded to employees of Eurobulk.
20,054
shares of EuroDry were issued for unvested shares of Euroseas as of the Spin-off date (
11,540
were awarded to officers and directors and
8,514
were awarded to employees of Eurobulk),
50%
of which vested on
July 1, 2018
and
50%
vested on
July 1, 2019.

In
May 2018,
the Company's Board of Directors approved an equity incentive plan (the
“May 2018
Plan”). The
May 2018
Plan will be administered by the Company's Board of Directors which can make awards totaling in aggregate up to
150,000
shares over
five
years after the
May 2018
Plan's adoption date. Officers, directors and employees (including any prospective officer or employee) of the Company and its subsidiaries and affiliates and consultants and service providers (including persons who are employed by or provide services to any entity that is itself a consultant or service provider) to the Company and its subsidiaries and affiliates will be eligible to receive awards under the equity incentive plan.  Awards may
be made under the
May 2018
Plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares.
Details of awards granted under the
May 2018
Plan are noted below.

On
November 21, 2018
an award of
25,090
non-vested restricted shares, was made to
18
key persons of which
50%
vested on
November 16, 2019
and
50%
vested on
November 16 ,
2020;
awards to officers and directors amounted to
14,434
shares and the remaining
10,656
shares were awarded to employees of Eurobulk.

On
November 4, 2019
an award of
24,710
non-vested restricted shares, was made to
17
key persons of which
50%
vested on
July 1, 2020
and
50%
will vest on
July 1 ,
2021;
awards to officers and directors amounted to
13,940
shares and the remaining
10,770
shares were awarded to employees of Eurobulk.

On
November 5, 2020
an award of
44,900
non-vested restricted shares, was made to
15
key persons of which
50%
will vest on
November 16, 2021
and the remaining
50%
will vest on
November 16 ,
2022;
awards to officers and directors amounted to
27,100
shares and the remaining
17,800
shares were awarded to employees of Eurobulk.

All non-vested restricted shares are conditional upon the grantee's continued service as an employee of the Company or Eurobulk or as a director of the Company until the applicable vesting date. The grantee does not
have the right to vote on such non-vested restricted shares until they vest or exercise any right as a shareholder of these shares, however, the non-vested shares will accrue dividends as declared and paid which will be retained by the Company until the shares vest, at which time they are payable to the grantee. As non-vested restricted share grantees accrue dividends on awards that are expected to vest, such dividends are charged to retained earnings.

The Company accounts for restricted share award forfeitures as they occur.
No
forfeitures occurred in the years ended
December 31, 2018
and
2019.
During the year ended
December 31, 2020,
1,314
shares were forfeited with a weighted-average grant-date fair value of
$10.14
per share.

The compensation cost that has been charged against income for awards was
$137,517,
$184,799
and
$245,922,
for the years ended
December 31, 2018,
2019
and
2020,
respectively, and is included within “General and administrative expenses” in the consolidated statements of operations. The Company has used the straight-line method to recognize the cost of the awards.

A summary of the status of the Company's non-vested shares as of
December 31, 2018,
2019
and
2020,
and the movement during the periods ended
December 31, 2018,
2019
and
2020,
are presented below:

Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested on May 31, 2018	28,072	8.30
Granted	25,090	10.14
Vested	(18,045)	8.30
Non-vested on December 31, 2018	35,117	9.61

Non-vested on January 1, 2019	35,117	9.61
Granted	24,710	8.13
Vested	(22,572)	9.62
Non-vested on December 31, 2019	37,255	8.81

Non-vested on January 1, 2020	37,255	8.81
Granted	44,900	4.30
Vested	(24,096)	9.11
Forfeited	(1,314)	9.36
Non-vested on December 31, 2020	56,745	5.10

As of
December 31, 2020,
there was
$241,602
of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the
May 2018
Plan and is expected to be recognized over a weighted-average period of
0.897
years. The total fair value at grant-date of shares granted during the year ended
December 31, 2020
was
$193,070.